COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS
Contracts costs incurred plus estimated earnings	$ 1,196,127	$ 1,072,872
Less: Progress billings	(928,427)	(831,817)
Cost and estimated earnings in excess of billings	267,700	241,055
Less: Allowance for credit losses	(14,438)	(12,178)	$ (11,835)	$ (6,150)
Cost and estimated earnings in excess of billings, Total	$ 253,262	$ 228,877